SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the classes of property and equipment
●Buildings	20 years
●Furniture and equipment	5 years
●Moveable equipment	4 years
●Other equipment	5 years

Oregon Energy LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the classes of property and equipment

Useful life
Asset classes	in years
Buildings	20
Furniture and equipment	4 to 5
Moveable equipment	4
Other equipment	5